UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9637
                                   811-9739

Name of Fund: Merrill Lynch Large Cap Growth Fund & Merrill Lynch Large Cap
      Series Funds, Inc. and Master Large Cap Growth Portfolio of Master Large Cap Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Large Cap Growth Fund & Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Growth Portfolio of Master Large Cap Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

Merrill Lynch Large Cap Growth Fund

Schedule of Investments as of July 31, 2005

-------------------------------------------------------------------------------------------------------------------
                         Beneficial
                           Interest  Mutual Funds                                                        Value
-------------------------------------------------------------------------------------------------------------------
                      $ 455,023,768  Master Large Cap Growth Portfolio                                $ 476,841,981
-------------------------------------------------------------------------------------------------------------------
                                     Total  Mutual Funds (Cost - $408,426,267) - 100.1%                 476,841,981
-------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $408,426,267) - 100.1%                   476,841,981

                                     Liabilities in Excess of Other Assets - (0.1%)                        (398,297)
                                                                                                      -------------
                                     Net Assets - 100.0%                                              $ 476,443,684
                                                                                                      =============

Master Large Cap Growth Portfolio

Schedule of Investments as of July 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Sector*                  Industry*                         Shares Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                 Auto Components - 1.0%                281,000   The Goodyear Tire & Rubber Co. (a)(b)         $  4,892,210
Discretionary - 23.7%    ----------------------------------------------------------------------------------------------------------
                         Diversified Consumer Services          88,000   ITT Educational Services, Inc. (a)               4,510,000
                         - 1.3%                                 29,000   Weight Watchers International, Inc. (a)          1,647,780
                                                                                                                       ------------
                                                                                                                          6,157,780
                         ----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants & Leisure         157,000   Darden Restaurants, Inc.                         5,447,900
                         - 2.2%                                114,000   MGM Mirage (a)(b)                                5,181,300
                                                                                                                       ------------
                                                                                                                         10,629,200
                         ----------------------------------------------------------------------------------------------------------
                         Household Durables - 3.3%              75,000   Lennar Corp. Class A (b)                         5,045,250
                                                                 6,000   NVR, Inc. (a)                                    5,628,000
                                                                62,000   Ryland Group, Inc. (b)                           5,009,600
                                                                                                                       ------------
                                                                                                                         15,682,850
                         ----------------------------------------------------------------------------------------------------------
                         Leisure Equipment & Products          210,000   Marvel Enterprises, Inc. (a)                     4,071,900
                         - 0.8%
                         ----------------------------------------------------------------------------------------------------------
                         Media - 1.0%                           58,000   Getty Images, Inc. (a)(b)                        4,683,500
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 2.3%                93,000   JC Penney Co., Inc.                              5,221,020
                                                               154,000   Nordstrom, Inc.                                  5,699,540
                                                                                                                       ------------
                                                                                                                         10,920,560
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 10.9%               74,000   Abercrombie & Fitch Co. Class A                  5,331,700
                                                                78,000   Advance Auto Parts (a)                           5,378,880
                                                               159,000   American Eagle Outfitters                        5,239,050
                                                                54,000   Autozone, Inc. (a)                               5,261,760
                                                                 2,000   Best Buy Co., Inc.                                 153,200
                                                               135,000   Chico's FAS, Inc. (a)(b)                         5,414,850
                                                               264,000   Circuit City Stores, Inc.                        4,818,000
                                                               194,000   The Gap, Inc.                                    4,095,340
                                                               135,000   Men's Wearhouse, Inc. (a)                        4,854,600
                                                               129,000   Michaels Stores, Inc.                            5,289,000
                                                               268,000   Staples, Inc.                                    6,102,360
                                                                                                                       ------------
                                                                                                                         51,938,740
                         ----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel & Luxury Goods      128,000   Timberland Co. Class A (a)                       4,272,640
                         - 0.9%
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Consumer Discretionary                   113,249,380
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.7%  Beverages - 0.0%                       15,000   Pepsi Bottling Group, Inc.                         437,400
                         ----------------------------------------------------------------------------------------------------------
                         Food & Staples Retailing - 1.4%        18,000   7-Eleven, Inc. (a)                                 609,300
                                                                44,000   Whole Foods Market, Inc.                         6,006,440
                                                                                                                       ------------
                                                                                                                          6,615,740
                         ----------------------------------------------------------------------------------------------------------
                         Household Products - 1.3%              77,000   Energizer Holdings, Inc. (a)                     4,920,300
                                                                21,000   Procter & Gamble Co.                             1,168,230
                                                                                                                       ------------
                                                                                                                          6,088,530
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Consumer Staples                          13,141,670
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Growth Portfolio

Schedule of Investments as of July 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Sector*                  Industry*                         Shares Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 4.1%            Oil, Gas & Consumable Fuels            47,000   Anadarko Petroleum Corp.                      $  4,152,450
                         - 4.1%                                 79,000   Burlington Resources, Inc.                       5,064,690
                                                                61,000   Noble Energy, Inc.                               5,033,110
                                                                44,000   Sunoco, Inc.                                     5,532,120
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Energy                                    19,782,370
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 2.4%        Insurance - 2.4%                       43,000   Allmerica Financial Corp. (a)                    1,677,000
                                                                71,000   Prudential Financial, Inc.                       4,749,900
                                                               133,000   W.R. Berkley Corp.                               4,978,190
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Financials                                11,405,090
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 23.2%      Biotechnology - 1.6%                   61,000   Invitrogen Corp. (a)                             5,231,970
                                                                47,000   Techne Corp. (a)                                 2,306,290
                                                                                                                       ------------
                                                                                                                          7,538,260
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Equipment & Supplies       98,000   Becton Dickinson & Co.                           5,426,260
                         - 1.1%
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers & Services       81,000   Aetna, Inc. New Shares                           6,269,400
                         - 14.5%                                71,000   AmerisourceBergen Corp. (b)                      5,097,090
                                                               144,000   Caremark Rx, Inc. (a)                            6,419,520
                                                               127,000   Community Health Systems, Inc. (a)(b)            4,903,470
                                                               107,000   Express Scripts, Inc. (a)                        5,596,100
                                                               130,000   HCA, Inc.                                        6,402,500
                                                               133,000   Humana, Inc. (a)                                 5,300,050
                                                               115,000   McKesson Corp.                                   5,175,000
                                                                66,000   Pacificare Health Systems (a)                    5,029,200
                                                                98,000   Quest Diagnostics (b)                            5,031,320
                                                               191,000   UnitedHealth Group, Inc.                         9,989,300
                                                                78,000   Universal Health Services, Inc. Class B          4,059,120
                                                                                                                       ------------
                                                                                                                         69,272,070
                         ----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 6.0%                110,000   Barr Pharmaceuticals, Inc. (a)                   5,216,200
                                                               297,000   Johnson & Johnson                               18,996,120
                                                               156,000   Pfizer, Inc.                                     4,134,000
                                                                                                                       ------------
                                                                                                                         28,346,320
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Health Care                              110,582,910
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 6.5%       Aerospace & Defense - 2.1%             75,000   Boeing Co.                                       4,950,750
                                                                54,000   Precision Castparts Corp.                        4,858,920
                                                                                                                       ------------
                                                                                                                          9,809,670
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services & Supplies         57,000   Equifax, Inc.                                    2,074,800
                         - 0.4%
                         ----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 1.1%           100,000   Rockwell Automation, Inc.                        5,151,000
                         ----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 2.5%       343,000   General Electric Co.                            11,833,500
                         ----------------------------------------------------------------------------------------------------------
                         Machinery - 0.4%                       51,000   Toro Co.                                         2,052,240
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Industrials                               30,921,210
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Growth Portfolio

Schedule of Investments as of July 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
Sector*                  Industry*                         Shares Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology   Communications Equipment - 2.3%        88,000   Cisco Systems, Inc. (a)                       $  1,685,200
- 35.2%                                                        392,000   Motorola, Inc.                                   8,302,560
                                                                23,000   Scientific-Atlanta, Inc.                           885,500
                                                                                                                       ------------
                                                                                                                         10,873,260
                         ----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals - 6.5%        303,000   Dell, Inc. (a)                                  12,262,410
                                                               140,000   NCR Corp. (a)                                    4,859,400
                                                               129,000   QLogic Corp. (a)                                 4,005,450
                                                               123,000   Storage Technology Corp. (a)                     4,517,790
                                                               356,000   Western Digital Corp. (a)                        5,336,440
                                                                                                                       ------------
                                                                                                                         30,981,490
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment &                166,000   Jabil Circuit, Inc. (a)(b)                       5,177,540
                         Instruments - 1.1%
                         ----------------------------------------------------------------------------------------------------------
                         IT Services - 2.2%                    146,000   Checkfree Corp. (a)                              4,943,560
                                                               122,000   Fiserv, Inc. (a)                                 5,413,140
                                                                                                                       ------------
                                                                                                                         10,356,700
                         ----------------------------------------------------------------------------------------------------------
                         Internet Software & Services          187,000   VeriSign, Inc. (a)(b)                            4,919,970
                         - 1.0%
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor        641,000   Intel Corp.                                     17,396,740
                         Equipment - 8.6%                      520,000   LSI Logic Corp. (a)                              5,075,200
                                                               163,000   Lam Research Corp. (a)                           4,637,350
                                                               195,000   Nvidia Corp. (a)                                 5,276,700
                                                               276,000   Texas Instruments, Inc. (b)                      8,765,760
                                                                                                                       ------------
                                                                                                                         41,151,750
                         ----------------------------------------------------------------------------------------------------------
                         Software - 13.5%                      156,000   Autodesk, Inc.                                   5,333,640
                                                               538,000   BEA Systems, Inc. (a)                            4,874,280
                                                               261,000   BMC Software, Inc. (a)                           4,982,490
                                                               336,000   Cadence Design Systems, Inc. (a)                 5,406,240
                                                               225,000   Citrix Systems, Inc. (a)                         5,361,750
                                                               181,000   Computer Associates International, Inc. (b)      4,968,450
                                                               117,000   Intuit, Inc. (a)                                 5,616,000
                                                               186,000   McAfee, Inc. (a)                                 5,840,400
                                                               131,000   Mercury Interactive Corp. (a)                    5,157,470
                                                               336,000   Microsoft Corp.                                  8,604,960
                                                               596,000   Oracle Corp. (a)                                 8,093,680
                                                                                                                       ------------
                                                                                                                         64,239,360
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Information Technology                   167,700,070
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 2.1%         Containers & Packaging - 1.1%         323,000   Crown Holdings, Inc. (a)                         5,100,170
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 1.0%                 85,000   Nucor Corp.                                      4,713,250
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Materials                                  9,813,420
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks                            476,596,120
                                                                         (Cost - $408,181,005) - 99.9%
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Growth Portfolio

Schedule of Investments as of July 31, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Beneficial Interest   Short-Term Securities                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           $ 1,200,864   Merrill Lynch Liquidity Series, LLC           $  1,200,864
                                                                         Cash Sweep Series I (c)
                                                            40,158,100   Merrill Lynch Liquidity Series, LLC             40,158,100
                                                                         Money Market Series (c)(d)
                         ----------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities                     41,358,964
                                                                         (Cost - $41,358,964) - 8.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments
                                                                         (Cost - $449,539,969**)  - 108.6%              517,955,084

                                                                         Liabilities in Excess of
                                                                         Other Assets - (8.6%)                          (41,113,103)
                                                                                                                       ------------
                                                                         Net Assets - 100.0%                           $476,841,981
                                                                                                                       ============

* For Portfolio compliance purposes, "Sector" and "Industry" mean any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 452,982,616
                                                                  =============
      Unrealized appreciation                                     $  70,905,638
      Unrealized depreciation                                        (5,933,170)
                                                                  -------------
      Net unrealized appreciation                                 $  64,972,468
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                     Net               Interest
      Affiliate                                    Activity             Income
      -------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                      $  1,184,142          $ 23,221
      Merrill Lynch Liquidity Series, LLC
        Money Market Series                      $ 17,308,200          $ 26,865
      -------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Large Cap Growth Fund & Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Growth Portfolio of Master Large Cap Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Large Cap Growth Fund & Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Growth Portfolio of Master Large Cap Series Trust

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    Merrill Lynch Large Cap Growth Fund & Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Growth Portfolio of Master Large Cap Series Trust

Date: September 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    Merrill Lynch Large Cap Growth Fund & Merrill Lynch Large Cap Series Funds, Inc. and Master Large Cap Growth Portfolio of Master Large Cap Series Trust

Date: September 23, 2005